RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2024
Related Party Transactions
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

Balances and transactions between the company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note. The Company’s key management personnel are comprised of its Chief Executive Officer, Chief Financial Officer, President, Chief Technology Officer, and Chief Marketing Officer, and other members of the executive team. Executive officers participate in the A&R Plan (see Note 7.A). Directors and officers of the Company control approximately 33.9% of the voting shares of the Company. The remuneration of key management personnel and directors of the Company who are part of related parties is set out below (in thousands):

	For the Period Ended
	September 30, 2024	September 30, 2023
Salaries and Benefits	2,834	1,944
Stock-Based Compensation	5,559	2,814
Compensation Expenses for Related Parties	8,393	4,758